CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable trade, allowances (in dollars)	$ 1,731	$ 1,531
Treasury stock, shares	71	69
Common Stock
Common Stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common Stock, shares authorized	120,000	120,000
Common Stock, shares issued	36,479	36,057
Class B Common Stock
Common Stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common Stock, shares authorized	40,000	40,000
Common Stock, shares issued	21,025	20,466